Note 5 - Blanket Zimbabwe Indigenization Transaction (Details Textual) - USD ($) $ in Thousands						2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
		Jan. 21, 2020	Nov. 05, 2018	Jun. 23, 2017	Feb. 20, 2012	Apr. 30, 2013	Feb. 28, 2013	Sep. 30, 2012	Dec. 31, 2019	Jun. 30, 2020	Feb. 27, 2020
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					51.00%				36.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 30,090
Non-controlling interest, non-refundable donation					$ 1,000
Dividend loans, Percentage of dividend as payment of interest				80.00%	80.00%
Proportion of dividends declared accruing unconditionally					20.00%
Borrowings, interest rate				7.25%
Percentage of net assets recognised as NCI					16.20%					13.20%
Proportion of ownership interest acquired			15.00%
Number of instruments or interests issued or issuable for cancellation of loan (in shares)		727,266
Non-controlling interests derecognized		$ 3,600
Reserve of share-based payments, increase (decrease) during period		$ 2,247
Proportion of ownership interest in subsidiary		64.00%
Cash advances on dividend loans						$ 1,000	$ 1,000	$ 2,000
Advancement of dividend loan [member]
Statement Line Items [Line Items]
Dividend loan, percent accrual											20.00%
Dividend loan, percent repaid											80.00%
NIEEF [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					16.00%				16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 11,740
Proportion of ownership interest sold					16.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					20.00%
Fremiro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					15.00%				[1]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 11,010
Proportion of ownership interest sold					15.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans					80.00%
BETS [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests	[2]								10.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 7,340
Proportion of ownership interest sold					10.00%
Community Trust [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					10.00%				10.00%
Proportion of ownership interest sold					10.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					100.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans					80.00%
Non-controlling interests recognised, dividends declared accruing unconditionally employee participation					20.00%

[1]	After Fremiro purchase agreement.
[2]	Accounted for under IAS19 Employee Benefits.